Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Breakdown and Composition of Right of use	Breakdown and composition of right of use
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	As of 12/31/2023	Additions	Remeasurement	Write- offs	Amortization	Transters and others	As of 12/31/2024		Historical cost	Accumulated amortization
Buildings	8,203	225	495	(21)	(557)	(5)	8,340		10,535	(2,195)
Equipment	3	-	44	-	(5)	1	43	=	88	(45)
Assets and rights	16	-	1	-	(1)	(1)	15		29	(14)
	8,222	225	540	(21)	(563)	(5)	8,398		10,652	(2,254)

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	As of 12/31/2022	Additions (i)	Remeasurement	Write- offs (i)	Amortization	Transters and others	As of 12/31/2023		Historical cost	Accumulated amortization
Buildings	7,593	2,669	296	(1,824)	(500)	(31)	8,203		9,879	(1,676)
Equipment	8	-	-	-	(5)	-	3	=	51	(48)
Assets and rights	18	-	1	-	(3)	-	16		29	(13)
	7,619	2,669	297	(1,824)	(508)	(31)	8,222		9,959	(1,737)

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	As of 12/31/2021	Additions	Remeasurement	Write- offs	Amortization	Transters and others	As of 12/31/2022		Historical cost	Accumulated amortization
Buildings	3,604	3,810	695	(70)	(351)	(95)	7,593		8,924	(1,331)
Equipment	16	-	-	-	(6)	(2)	8	=	57	(49)
Assets and rights	19	-	1	-	(2)	-	18		29	(11)
	3,639	3,810	696	(70)	(359)	(97)	7,619		9,010	(1,391)

(i)	As disclosed in note 1.3, on June 23, 2023, Casino, through its subsidiaries Wilkes, GIBV and Segisor, sold its common shares, changing the Company’s shareholding structure. Due to the change in the shareholding structure, some rental agreements were renegotiated, resulting in a net increase of R$476 in the lease. Management, based on IFRS 16 - Leases, assessed and concluded this transaction as the termination of the previous agreement and the recognition of a new agreement, maturing in 2045, due to the substantial change in scope, which mainly includes the modification of the leased assets and change in contract amounts. In the year ended December 31, 2023, the renegotiation process was concluded.

Schedule of Minimum Future Payments and Fair Value of Minimum Lease Payments	The minimum future payments, by leases term and with the fair value of minimum lease payments, are as follows:
	As of December 31,
	2024	2023
Lease liabilities - minimum payments
Less than 1 year	412	532
From 1 to 5 years	1,569	1,702
More than 5 years	7,663	6,950
Present value of lease liabilities	9,644	9,184

Current	412	532
Non-current	9,232	8,652

Future financing charges	13,182	13,164
Future lease payments	22,826	22,348
PIS and COFINS embedded in the present value of lease agreements	430	558
PIS and COFINS embedded in the gross value of lease agreements	1,018	1,359

Schedule of Lease liability Rollforward	Lease liability rollforward
Amounts
As of December 31, 2021	4,051
Addition – Lease	3,810
Remeasurement	696
Interest provision	781
Principal amortizations	(126)
Interest amortizations	(772)
Write-off due to early termination of agreement	(80)
As of December 31, 2022	8,360
Addition – Lease (i)	2,669
Remeasurement	297
Interest provision	1,004
Principal amortizations	(262)
Interest amortizations	(977)
Write-off due to early termination of agreement (i)	(1,907)
As of December 31, 2023	9,184
Addition – Lease	225
Remeasurement	540
Interest provision	1,069
Principal amortizations	(289)
Interest amortizations	(1,060)
Write-off due to early termination of agreement	(25)
As of December 31, 2024	9,644

(i)	The variation for the year mainly refers to the renegotiation of rental contracts as disclosed in note 14.1.1.

Schedule of Variable Rents Recognized as Expenses and Subleases

Variable rents are recognized as expenses in the year in which they are incurred.

	As of December 31,
	2024	2023	2022
(Expenses) revenues for the year:
Variables (1% to 2% of sales)	(15)	(21)	(31)
Subleases (*)	110	93	55

(*)	Refers mainly to revenue from lease agreements receivable from commercial galleries.